EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of Defined Benefit Plan Explanatory [Abstract]
Disclosure of defined benefit plans [text block]
NOTE 22 – EMPLOYEE BENEFITS

In accordance with Colombian and other countries labor legislation where Grupo Aval has subsidiaries, and pursuant to labor conventions and labor collective agreements entered into with employees, employees of Grupo Aval have short term benefits such as: salaries, holidays, legal and extralegal premiums, severances and interests on severances, long-term benefits such as seniority bonds premiums and medical aids, post-employment benefits and retirement benefits such as: severance payments to employees that continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions. Compensation for key personnel of the management includes salaries, benefits different than cash and contributions. (See note 35).

Through personnel benefits plans, Grupo Aval is exposed to several risks (interest rates and operating), which are intended to be minimized by applying the risk management policies and procedures defined in Note 4 above.

The detail of the balance of liabilities for employee benefits at December 31, 2017, and 2016 is as follows:

	December 31, 2017		December 31, 2016
Short term	Ps.	404,292	Ps.	397,460
Post-employment		604,110		509,022
Long term		229,770		191,112
Total	Ps.	1,238,172	Ps.	1,097,594

22.1 Post-employment benefits

•
In Colombia, when employees retire after completing certain years and time of service, retirement pensions are assumed by public or private pension funds based on defined contribution plans, to which entities and employees contribute monthly defined amounts by law for being entitled to the pension at the time of retirement. However, for some employees hired by Grupo Aval entities prior to 1968 that have fulfilled the requirements of age and years of service the pensions are directly assumed by some of the entities of Grupo Aval.

•	Certain employees hired by entities of Grupo Aval before 1990 are entitled to receive a compensation corresponding to the last month of salary multiplied by each year of service.

•
Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

22.2       Long Term Employee Benefits

Some Grupo Aval subsidiaries grants their employees extra-legal long term premiums during the working life depending on number of years of service, five, ten, fifteen, or twenty years etc., calculated as days of salary per year of work.

Some pensioners receive benefits that include covergage of medical treatments, hospitalization and surgery. Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations carried out under the same parameters of retirement benefits.

Post-employment and long-term benefits movements during the years ended at December 31, 2017, 2016 and 2015 are as follows:

	Post-Employment benefits						Long-term Benefits
	December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	509,022	Ps.	436,696	Ps.	442,258	Ps.	191,112	Ps.	206,971	Ps.	188,522
Service costs		4,425		3,006		2,158		18,201		19,243		16,745
Interests cost		51,027		69,348		31,338		8,928		(20,274)		11,975
Gain on settlements		252		-		-		(112)		-		-
Past Service Costs		-		-		2,712		-		-		2,711
		564,726		509,050		478,466		218,129		205,940		219,953

Changes in actuarial assumptions from changes in demographic assumptions.		(8,863)		(1,232)		7,171		(1,432)		(6,456)		(2,162)
Changes in actuarial assumptions from changes in financial assumptions.		109,095		42,460		(1,009)		43,870		18,845		7,515
		100,232		41,228		6,162		42,438		12,389		5,353

Exchange differences		(982)		6,083		(27)		-		-		8,236
Payments to employees		(59,866)		(47,337)		(47,905)		(30,797)		(27,217)		(26,571)
Balance at the end of the year	Ps.	604,110	Ps.	509,022	Ps.	436,696	Ps.	229,770	Ps.	191,112	Ps.	206,971

The assumptions used to calculate the obligation projected for different post-employment benefits employees are as follows:

Post-Employment Benefits	December 31, 2017	December 31, 2016
Discount interest rate	6.59%	7.23%
Inflation rate	3.50%	3.50%
Salary growth rate	3.50%	3.50%
Pension growth rate	3.50%	3.50%
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación SoA 2003 (1)	Tabla de Rotación SoA 2003 (1)

Long-Term Benefits	December 31, 2017	December 31, 2016
Discount interest rate	6.33%	7.23%
Inflation rate	3.50%	3.50%
Salary growth rate	3.50%	3.50%
Pension growth rate	N/A	N/A
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación SoA 2003 (1)	Tabla de Rotación SoA 2003 (1)

(1) For those entities where a sufficiently strong statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.

Employee´s life expectation is calculated based on the mortality tables published by the Superintendency of Finance, which are based on mortality experiences provided to the Superintendency of Finance by several insurance companies operating in Colombia.

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 0.5%):

At December 31, 2017	Post-Employment Benefits		Long-Term Benefits
Discount interest	Ps.	910	Ps.	482
Salaries growth rate		492		581
Retirement growth rate		855		N/A

Future benefit payments projected, reflecting services, as the case may be, are expected to be paid as follows:

Year	Payments for Post- Employment	Payments for Long- term Benefits
2018	66,310	34,520
2019	59,130	35,659
2020	58,545	34,883
2021	59,199	30,143
2022	58,250	29,821
Years 2023–2027	270,420	141,937

As of December 31, 2017, the participants of the Post-Employment benefits are 42,646 employees and the Long-Term participants are 31,987 employees.